Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net income (loss)	$ 4,920,167	$ (20,116,938)	$ (15,134,485)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Amortization and depreciation	1,334,661	1,299,618	682,292
Share-based compensation	1,478,565	1,612,832
(Gain) loss on investments in marketable securities, net	(25,241,556)	81,839	(501,522)
Gain on non-marketable investments		(1,147,190)
Loss (gain) on investments in derivatives, net	199,031	(87,599)	974,444
Changes in fair value of warrant liabilities		866,300	(124,726)
Gain on use of digital currencies		(46,717)
Settlement of service fee by tokens and digital currencies	24,000	437,178
Operating lease cost	483,398
Loss on disposal of property, plant and equipment	50,197
Impairment loss of property, plant and equipment	330,445
Impairment loss of intangible assets	200,000
Gain on extinguishment of convertible debts		(1,198,490)
Interest income	(825)	(79,558)	(108,512)
Interest expense and accretion of convertible debts	237,163	3,769,263	4,559,714
Accretion of finance lease obligation	7,290	9,967	6,989
Changes in operating assets and liabilities
Accounts receivable	(21,678)	(37,716)	(2,827)
Inventories	(4,948)	(3,543)	(30,642)
Other receivables and prepayments	(358,365)	(427,541)	(45,911)
Other non-current assets			(179,500)
Long-term deposits	20	55,429	(111,951)
Due from brokers	156,668	501,963	751
Amounts due from related parties	50,962	168,089	(79,204)
Amounts due to related parties	(120,560)	(26,060)	1,004
Accounts payable and accrued expenses	800,960	986,241	58,555
Operating lease liabilities	(457,508)
Net cash used in operating activities	(15,931,913)	(13,382,633)	(10,035,531)
Cash flows from investing activities
Purchase of digital currencies		(200,000)
Purchases of intangible assets		(70,109)	(417,794)
Purchases of property, plant and equipment	(161,314)	(837,062)	(5,646,505)
Proceeds from disposal of property, plant and equipment	1,051,282
Proceeds from sales of investment securities	952,196	999,110	2,312
Disbursement of a loan to a third party		(1,400,000)	(3,000,000)
Repayment of a loan from a third party		1,400,000	3,000,000
Net cash provided by (used in) investing activities	1,842,164	(108,061)	(6,061,987)
Cash flows from financing activities
Loan from related parties	1,000,000	6,330,472
Repayment of loan from related parties	(5,306,558)
Payment for settlement of convertible debts		(13,600,000)
Proceeds from issuance of convertible debts			16,120,400
Proceeds from issuance of Class A Ordinary Shares and warrants	17,497,426		11,054,319
Payments of offering costs	(715,091)		(538,122)
Payments for debt issuance costs			(1,099,316)
Payment of finance lease obligations	(53,845)	(53,843)	(58,332)
Net cash provided by (used in) financing activities	12,421,932	(7,323,371)	25,478,949
Net (decrease) increase in cash and restricted cash	(1,667,817)	(20,814,065)	9,381,431
Cash and restricted cash – Beginning of year	5,293,173	26,107,238	16,725,807
Cash and restricted cash – End of year	3,625,356	5,293,173	26,107,238
Supplemental disclosures of cash flow information
Interest paid	131,554	557,333	606,989
Income taxes paid
Proceeds in broker accounts	952,196	999,110	640,227
Non-cash operating, investing and financing activities
Right-of-use assets obtained in exchange for new operating lease liabilities	1,107,206
Issuance of token in exchange of services		300,000
Net settlement of related party balances			164,973
Equipment acquired through finance lease			239,093
Conversion of convertible debts			3,033,308
Settlement of service fee by tokens and digital currencies	24,000	437,178
Deemed dividend related to warrants down round provision	755,514
Reconciliation of cash and restricted cash
Cash	3,495,231	5,189,003	12,006,624
Restricted cash	130,125	104,170	14,100,614
Total cash and restricted cash shown in the consolidated statements of cash flows	$ 3,625,356	$ 5,293,173	$ 26,107,238